Borrowings - Post-Swap Borrowing (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Borrowings
Fixed-rate debt, Amount	$ 53,442	$ 52,169
Floating-rate debt, Amount	7,966	9,455
Total	$ 61,408	$ 61,624
Fixed-rate debt, Weighted-average Interest Rate (as a percent)	2.70%	2.90%
Floating-rate debt, Weighted-average Interest Rate (as a percent)	1.10%	2.20%
Interest rate swaps
Borrowings
Notional amount	$ 2,975	$ 2,975